Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 136	$ 131
Amortization expense, next twelve months	82
Amortization expense, year two	82
Amortization expense, year three	82
Amortization expense, year four	82
Amortization expense, year five	82
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 137	$ 136